Other, net (Details) - USD ($)			12 Months Ended
	Aug. 13, 2024	Nov. 02, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other net [Line Items]
Other operating incomes			$ 90,858,000	$ 295,079,000	$ 119,821,000
Other Operating Expense			(115,670,000)	(99,147,000)	(94,848,000)
Other operating income expense net			(24,812,000)	195,932,000	24,973,000
Environmental liabilities, outstanding balance				4,254,000
Sale of parts and supplies to third parties
Disclosure of Other net [Line Items]
Other operating incomes			40,920,000	38,074,000	30,611,000
Reversal for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other operating incomes			27,304,000	25,377,000	19,409,000
Reversal of the expense related to the liability related to the tax claim
Disclosure of Other net [Line Items]
Other operating incomes			10,574,000	0	0
Sale of services to third parties
Disclosure of Other net [Line Items]
Other operating incomes			6,033,000	4,296,000	3,049,000
Income from dividends in other investments
Disclosure of Other net [Line Items]
Other operating incomes			1,050,000	1,150,000	0
Sale of parts and supplies to related parties
Disclosure of Other net [Line Items]
Other operating incomes			203,000	364,000	1,104,000
Income from the sale of the investment in S.M.R.L Chaupiloma Dos de Cajamarca
Disclosure of Other net [Line Items]
Other operating incomes			0	210,000,000	0
Income from transfer of ownership of mining rights
Disclosure of Other net [Line Items]
Other operating incomes			0	6,637,000	9,843,000
Income from the sale of the investment in Contacto Corredores de Seguro S.A.,
Disclosure of Other net [Line Items]
Other operating incomes			0	0	41,523,000
Changes in provisions for exploration projects
Disclosure of Other net [Line Items]
Other operating incomes			0	0	7,794,000
Others minor income
Disclosure of Other net [Line Items]
Other operating incomes			4,774,000	9,181,000	6,488,000
Cost of sales of spare parts, supplies and goods to third parties
Disclosure of Other net [Line Items]
Other Operating Expense			(43,153,000)	(38,869,000)	(34,601,000)
Provision for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other Operating Expense			(30,255,000)	(27,304,000)	(20,478,000)
Cost of sale of impaired supplies
Disclosure of Other net [Line Items]
Other Operating Expense			(14,707,000)	0	0
Administrative fines of environmental and security contingencies
Disclosure of Other net [Line Items]
Other Operating Expense			(6,924,000)	(2,398,000)	(6,528,000)
Changes in provision for exploration projects
Disclosure of Other net [Line Items]
Other Operating Expense			(5,783,000)	(496,000)	0
Cost of sale of services to third parties
Disclosure of Other net [Line Items]
Other Operating Expense			(4,213,000)	(2,128,000)	(2,888,000)
Write-off of property, machinery and equipment
Disclosure of Other net [Line Items]
Other Operating Expense			(1,842,000)	(8,051,000)	(1,348,000)
Cost of disposals of property, machinery and equipment
Disclosure of Other net [Line Items]
Other Operating Expense			(843,000)	(29,000)	(418,000)
Liability associated with the tax claim for the years 2009-2010
Disclosure of Other net [Line Items]
Other Operating Expense			0	0	(9,598,000)
Changes in environmental liabilities provision
Disclosure of Other net [Line Items]
Other Operating Expense			(471,000)	(4,062,000)	(9,019,000)
Costs related to the sale of Contacto Corredores de Seguros S.A investment
Disclosure of Other net [Line Items]
Other Operating Expense			0	(4,807,000)	(2,889,000)
Disposal cost of the sale of shares of Chaupiloma
Disclosure of Other net [Line Items]
Other Operating Expense			0	(1,100,000)	0
Impairment provision
Disclosure of Other net [Line Items]
Other Operating Expense			0	(4,184,000)	0
Others minor
Disclosure of Other net [Line Items]
Other Operating Expense			(7,479,000)	(5,719,000)	(7,081,000)
S.M.R.L. Chaupiloma Dos de Cajamarca and BISA
Disclosure of Other net [Line Items]
Sale price	$ 210,000,000		0	210,534,000	245,000
Net cost of disposal derived from sale of investment	1,100,000
Contacto Corredores de Seguros S.A.
Disclosure of Other net [Line Items]
Sale price			0	1,060,000	$ 27,003,000
Consideration upon sale of shares in subsidiary		$ 41,500,000
Cost of disposal of subsidiary		2,900,000
Consideration paid		27,000,000
El Brocal
Disclosure of Other net [Line Items]
Environmental liabilities, budget for closure				1,054,000
Minera La Zanja S.R.L
Disclosure of Other net [Line Items]
Environmental liabilities, budget for closure				$ 959,000
Howden Hodco Peru S.A | Contacto Corredores de Seguros S.A.
Disclosure of Other net [Line Items]
Gain (loss) on sale of shares in subsidiary		$ 4,800,000
Direct | S.M.R.L. Chaupiloma Dos de Cajamarca and BISA
Disclosure of Other net [Line Items]
Sale price	$ 70,000,000
Indirect | S.M.R.L. Chaupiloma Dos de Cajamarca and BISA
Disclosure of Other net [Line Items]
Sale price			$ 140,000,000